Inventories (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 16,971		$ 112,960
Work in progress	0	0	42,734
Finished goods	1,221,345	1,487,683	69,185
Inventory net	$ 1,238,316	$ 1,487,683	$ 224,879